Expenses by nature - Summary of expenses by nature (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Summary of expenses by nature
Payroll and employee benefits	¥ 1,462,351	¥ 1,953,723	¥ 1,497,459
Cost of inventories	236,167	71,716	34,138
Depreciation and amortization	166,679	101,131	89,610
Professional services fee	202,138	80,742	36,572
Service fee from a related party	66,805	90,055	111,532
Outsourcing service fee	139,771	67,438	43,239
Utilities and property management fee	48,100	35,698	31,978
Listing expense relating to the public offering on Nasdaq		24,622	10,346
Listing expense relating to the Global Offering	37,028	1,814
Others	160,605	107,205	88,705
Total cost of revenue, research and development expenses, administrative expenses and selling expenses	2,519,644	2,534,144	1,943,579
Payroll and employee benefits:
Salaries, allowances, bonus and benefits in kind	950,949	728,373	544,968
Contributions to defined contribution retirement plan	61,419	37,483	20,707
Share-based compensation expenses	449,983	1,187,867	931,784
Employee benefits	1,462,351	1,953,723	1,497,459
Property and equipment
Summary of expenses by nature
Depreciation and amortization	111,356	58,312	49,090
Right-of-use assets
Summary of expenses by nature
Depreciation and amortization	50,779	38,484	36,205
Intangible assets
Summary of expenses by nature
Depreciation and amortization	¥ 4,544	¥ 4,335	¥ 4,315